Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue	$ 953,454	$ 572,228	$ 2,130,744	$ 791,139
Cost of sales	(691,676)	(356,267)	(1,428,814)	(503,191)
Gross profit	261,778	215,961	701,930	287,948
Expenses
Advertising and promotion		468		2,755
Amortization	667	75,373	1,760	105,017
Consulting	54,000	45,000	182,117	145,000
General and administrative	79,720	84,434	266,158	191,335
Management Fees	54,000	45,000	162,000	120,000
Shareholder communications	15,755	57,416	99,440	97,798
Professional fees	37,808	33,440	191,534	116,759
Share-based compensation	304,328	58,354	560,847	88,522
Expense, by nature	546,278	399,485	1,463,856	867,186
Other income (expense)
Interest income	9	3,126	2,388	5,799
Foreign exchange gain (loss)	(571)		(1,261)
Net loss and comprehensive loss for the period	$ (285,062)	$ (180,398)	$ (760,799)	$ (573,439)
Basic Loss Per Share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Diluted Loss Per Share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted Average Number of Common Shares Outstanding, Basic	99,644,664	97,698,577	99,523,785	97,681,763
Weighted Average Number of Common Shares Outstanding, Diluted	99,644,664	97,698,577	99,523,785	97,681,763